Employee Benefit Plan, Contribution (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
NCE ESSOP
EBP, Contribution [Abstract]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Catch Up Contributions	$ 7,500
EBP, Employer Contribution, Matching Percentage tier 2	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage, tier 2	4.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
Participant Contribution Maximum Contribution To Eligible Compensation Percentage	0.20
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Contribution [Line Items]
EBP, Contribution
BU Savings Plan
Participants may elect to make 401(k) pre-tax deferrals, Roth 401(k) after-tax deferrals, or after-tax deferrals, or a combination of the above not to exceed 20% of their pay. After-tax deferrals may not exceed 8%. The IRS limit for contributions is $23,500 in 2025. Participants who are age 50 or older during the Plan year may make additional (catch-up) contributions up to $7,500 in 2025. The Plan is required to make corrective distributions when IRS limits are exceeded due to excess deferrals, excess contributions and excess annual additions, which are returned to participants during the subsequent Plan year.

EIP Savings Plan
Participants may elect to make either regular 401(k) pre-tax deferrals, Roth 401(k) after-tax deferrals or a combination of both not to exceed 30% of their base pay or $23,500 in 2025. Participants who are age 50 or older during the Plan year, may make additional catch-up contributions (pre-tax and/or Roth 401(k) after-tax) up to $7,500 in 2025. The Plan is required to make corrective distributions when IRS limits are exceeded due to excess deferrals, excess contributions and excess annual additions, which are returned to participants during the subsequent Plan year.

The EIP Savings Plan has an automatic enrollment program for newly hired/rehired full-time employees in regular status. Eligible employees who do not make an affirmative election or do not waive Plan participation within 30 days from date of hire/rehire are automatically enrolled at an initial percentage of base pay (4% pre-tax in 2025), contribution rates are automatically increased each year by 1% (capped at 10%), and their accounts are automatically invested in an age-appropriate target-date fund. Employees who are automatically enrolled can opt out of the default options and make their own independent choices at any time.

Employer Contributions

BU Savings Plan
Xcel Energy provides a matching contribution equal to 100% of the first 3%, and 50% of the next 4% of a participant’s pre-tax contributions during the Plan year. All Plan participants are eligible for the matching contribution, regardless of their employment status at year-end. Employer contributions may be made at any time during the Plan year or after its close, but not later than 60 days after the close of the Plan year. 2025 employer contributions were paid in February 2026. The contribution is based on each participant’s annual contribution and eligible compensation as defined in the Plan Document.

EIP Savings Plan
Xcel Energy provides a matching contribution equal to 50% of the first 8% of base pay contributed by the employee on a pre-tax and/or Roth 401(k) after-tax basis during the Plan year. All employees participating in the Plan are eligible for a matching contribution, regardless of their employment status at year-end. Matching contributions are allocated after the close of the Plan year, typically during the first quarter. 2025 employer contributions were paid in February 2026. The contribution is based on each employee’s annual contribution and eligible compensation as defined in the Plan Document.

Investment of Employee and Employer Contributions – Participants may invest their contributions among various investment funds offered by the Plans. Any dividends and interest earned on their investments will be reinvested in each of those same investments automatically. For the 2025 Plan year, Xcel Energy matching contributions made to the BU Savings Plan and the EIP Savings Plan were paid in cash and invested in accordance with the participant’s investment election.

NCE EIP
EBP, Contribution [Abstract]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Catch Up Contributions	$ 7,500
EBP, Employer Contribution, Participant Compensation Matched, Percentage	8.00%
Participant Contribution Maximum Contribution To Eligible Compensation Percentage	0.30
EBP, Participant Contribution, Automatic, Deferral Rate	4.00%
Participant Contribution Automatic Annual Increase Deferral Rate	0.01
Participant Contribution Automatic Annual Increase Deferral Rate Maximum	0.10
EBP, Employer Contribution, Matching Percentage	50.00%
EBP Vested Account Balance at Distribution	1,000
EBP, Contribution [Line Items]
EBP, Contribution
BU Savings Plan
Participants may elect to make 401(k) pre-tax deferrals, Roth 401(k) after-tax deferrals, or after-tax deferrals, or a combination of the above not to exceed 20% of their pay. After-tax deferrals may not exceed 8%. The IRS limit for contributions is $23,500 in 2025. Participants who are age 50 or older during the Plan year may make additional (catch-up) contributions up to $7,500 in 2025. The Plan is required to make corrective distributions when IRS limits are exceeded due to excess deferrals, excess contributions and excess annual additions, which are returned to participants during the subsequent Plan year.

EIP Savings Plan
Participants may elect to make either regular 401(k) pre-tax deferrals, Roth 401(k) after-tax deferrals or a combination of both not to exceed 30% of their base pay or $23,500 in 2025. Participants who are age 50 or older during the Plan year, may make additional catch-up contributions (pre-tax and/or Roth 401(k) after-tax) up to $7,500 in 2025. The Plan is required to make corrective distributions when IRS limits are exceeded due to excess deferrals, excess contributions and excess annual additions, which are returned to participants during the subsequent Plan year.

The EIP Savings Plan has an automatic enrollment program for newly hired/rehired full-time employees in regular status. Eligible employees who do not make an affirmative election or do not waive Plan participation within 30 days from date of hire/rehire are automatically enrolled at an initial percentage of base pay (4% pre-tax in 2025), contribution rates are automatically increased each year by 1% (capped at 10%), and their accounts are automatically invested in an age-appropriate target-date fund. Employees who are automatically enrolled can opt out of the default options and make their own independent choices at any time.

Employer Contributions

BU Savings Plan
Xcel Energy provides a matching contribution equal to 100% of the first 3%, and 50% of the next 4% of a participant’s pre-tax contributions during the Plan year. All Plan participants are eligible for the matching contribution, regardless of their employment status at year-end. Employer contributions may be made at any time during the Plan year or after its close, but not later than 60 days after the close of the Plan year. 2025 employer contributions were paid in February 2026. The contribution is based on each participant’s annual contribution and eligible compensation as defined in the Plan Document.

EIP Savings Plan
Xcel Energy provides a matching contribution equal to 50% of the first 8% of base pay contributed by the employee on a pre-tax and/or Roth 401(k) after-tax basis during the Plan year. All employees participating in the Plan are eligible for a matching contribution, regardless of their employment status at year-end. Matching contributions are allocated after the close of the Plan year, typically during the first quarter. 2025 employer contributions were paid in February 2026. The contribution is based on each employee’s annual contribution and eligible compensation as defined in the Plan Document.

Investment of Employee and Employer Contributions – Participants may invest their contributions among various investment funds offered by the Plans. Any dividends and interest earned on their investments will be reinvested in each of those same investments automatically. For the 2025 Plan year, Xcel Energy matching contributions made to the BU Savings Plan and the EIP Savings Plan were paid in cash and invested in accordance with the participant’s investment election.